TAXES ON INCOME (Schedule of the Reconciliation of the Theoretical Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (7,987)	$ (16,508)	$ (5,790)
Theoretical tax income computed at the Israeli statutory tax rate (23%, 24% and 25% for the years 2018, 2017 and 2016, respectively)	(1,837)	(3,962)	(1,448)
Changes in valuation allowance	1,189	8,946	(469)
Increase (decrease) in losses and temporary differences due to change in Israeli corporate and "Approved Enterprise" tax	659	(5,376)	(216)
Write off of prepaid and withholding taxes	1,828	909	1,759
Foreign tax rates differences related to subsidiaries	50	(48)	576
Non-deductible expenses and other	65	684	567
Non-deductible share-based compensation expense	474	411	1,435
Income tax expense	$ 2,428	$ 1,564	$ 2,204
Israeli Income tax rate	23.00%	24.00%	25.00%